Organization and principal activities - Summary of assets and liabilities of the VIE and its subsidiaries (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 119,171	$ 16,326	¥ 114,521	¥ 116,128
Restricted cash	376	52	486
Prepayments and other current assets	14,264	1,954	20,225
Total current assets	184,615	25,292	169,576
Non-current assets:
Property and equipment, net	4,573	626	1,433
Operating lease right-of-use assets	17,146	2,349	4,081
Intangible assets, net	13,767	1,886	17,941
Goodwill	37,785	5,177	37,785
Long-term investments	113,506	15,550	112,912
Deferred tax assets	131	18	1,072
Other non-current assets	6,510	894	5,387
Total non-current assets	193,418	26,500	180,611
Total assets	378,033	51,792	350,187
Current liabilities:
Short Term Loan	3,000	411
Accounts payable	32,691	4,479	21,073
Deferred revenue and customer deposits	87,070	11,929	82,799
Operating lease liabilities	4,461	611	4,007
Accrued liabilities and other current liabilities	74,370	10,189	74,682
Total current liabilities	261,633	35,844	241,280
Non-current liabilities:
Operating lease liabilities	13,376	1,833	629
Deferred tax liabilities	3,059	419	3,994
Other non-current liabilities	567	78	563
Total non-current liabilities	17,002	2,330	5,186
Total liabilities	278,635	38,174	246,466
VIE
Current assets:
Cash and cash equivalents	84,136	11,527	82,860
Restricted cash			132
Accounts and notes receivable, net	50,032	6,854	34,046
Prepayments and other current assets	11,412	1,564	16,457
Amounts due from the Company and its subsidiaries	232,201	31,811	214,042
Total current assets	377,781	51,756	347,537
Non-current assets:
Property and equipment, net	3,680	504	1,373
Operating lease right-of-use assets	8,879	1,216	4,081
Intangible assets, net	13,765	1,886	17,941
Goodwill	37,785	5,177	37,785
Long-term investments	79,120	10,839	79,031
Deferred tax assets	131	18	1,072
Other non-current assets	731	100	332
Total non-current assets	144,091	19,740	141,615
Total assets	521,872	71,496	489,152
Current liabilities:
Short Term Loan	3,000	411	0
Accounts payable	26,479	3,628	16,644
Deferred revenue and customer deposits	129,918	17,799	125,767
Operating lease liabilities	2,750	377	4,007
Accrued liabilities and other current liabilities	68,349	9,363	64,967
Amounts due to the Company and its subsidiaries	439,818	60,255	671,001
Total current liabilities	670,314	91,833	882,386
Non-current liabilities:
Amounts due to the Company and its subsidiaries.	6,437	882	629
Deferred revenue	3,059	419	3,994
Operating lease liabilities	6,437	882	629
Deferred tax liabilities	3,059	419	3,994
Other non-current liabilities	567	78	563
Total non-current liabilities	10,063	1,379	5,186
Total liabilities	¥ 680,377	$ 93,212	¥ 887,572